PROPERTY, PLANT AND EQUIPMENT (Details 2) (USD $)	Jun. 30, 2014
Property Subject to or Available for Operating Lease [Line Items]
Total	$ 7,610,684
Assets Leased to Others [Member] | Building [Member]
Property Subject to or Available for Operating Lease [Line Items]
2015	1,490,150
2016	1,534,855
2017	1,580,900
2018	1,628,327
2019 and onwards	9,223,624
Total	$ 15,457,856